Other current assets	12 Months Ended
Dec. 31, 2019
Other current assets
Other current assets

7. Other current assets

	December 31,	December 31,
	2019	2018
Other financial assets	13,968	7,983
Receivables	118,028	273,016
Prepayments	720,063	199,410
Total other current assets	852,059	480,409

The Group applies the IFRS 9 simplified approach to measure expected credit losses, using lifetime expected loss allowance for all trade receivables and contract assets. As of December 31, 2019, the receivables comprise of five non‑governmental debtors whose combined outstanding balances are CHF 88,075 (two non-governmental debtors for CHF 115,949 as of December 31, 2018). The Group has considered these customers to have a low risk of default based on historic loss rates and forward‑looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. As a result, excepted loss allowance has been deemed as nil as of December 31, 2019 (2018: nil).

The increase in prepayments primarily relates to advance payments relating to R&D service contracts.